Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
The two-class method is utilized for the computation of EPS. The two-class method requires a portion of net income to be allocated to participating securities, which are unvested awards of share-based payments with non-forfeitable rights to receive dividends or dividend equivalents, including the Company’s restricted stock awards. Income allocated to these participating securities is excluded from net earnings available to common shares, as shown in the table below. Basic EPS is computed by dividing net income available to basic common shares by the weighted average number of basic common shares outstanding during the period. Diluted EPS is computed by dividing net income available to diluted common shares by the weighted average number of dilutive common shares outstanding during the period.
The following table sets forth the calculation of EPS for the years ended December 31, 2014, 2013, and 2012:

	Year Ended December 31,
	2014	2013	2012
	(In thousands, except per share amounts)
Weighted average basic common shares outstanding	23,380	23,096	21,620
Dilutive effect of contingently convertible notes and warrants	1,499	2,213	1,058
Dilutive effect of stock options, net of assumed repurchase of treasury stock	—	—	4
Dilutive effect of employee stock purchases, net of assumed repurchase of treasury stock	6	5	6
Weighted average dilutive common shares outstanding	24,885	25,314	22,688
Basic:
Net income	$93,004	$113,992	$100,209
Less: Earnings allocated to participating securities	3,643	4,963	5,269
Earnings available to basic common shares	$89,361	$109,029	$94,940
Basic earnings per common share	$3.82	$4.72	$4.39
Diluted:
Net income	$93,004	$113,992	$100,209
Less: Earnings allocated to participating securities	3,468	4,599	5,062
Earnings available to diluted common shares	$89,536	$109,393	$95,147
Diluted earnings per common share	$3.60	$4.32	$4.19

As discussed in Note 12, “Long-Term Debt,” the Company was required to include the dilutive effect, if applicable, of the net shares issuable under the 2.25% Notes and the 2.25% Warrants (as defined in Note 12) sold in connection with the 2.25% Notes in its diluted common shares outstanding for the diluted earnings calculation. As a result, the number of shares included in the Company’s diluted shares outstanding each period varies based upon the Company’s average adjusted closing common stock price during the applicable period. Although the 2.25% Purchased Options (as defined in Note 12) had the economic benefit of decreasing the dilutive effect of the 2.25% Notes, the Company did not factor this benefit into the diluted common shares outstanding for the diluted earnings calculation since the impact would have been anti-dilutive. The average adjusted closing price of the Company’s common stock for the first three quarters of 2014, each quarter of 2013, and the fourth quarter of 2012 was more than the conversion price then in effect at the end of the period. Therefore, the dilutive effect of the 2.25% Notes was included in the computation of diluted EPS for such periods. The 2.25% Notes and 2.25% Warrants were converted or redeemed and settled, respectively, during the three months ended September 30, 2014. As a result, the dilution is calculated based on the weighted average length of time the 2.25% Notes were outstanding during the twelve months ended December 31, 2014. Since the average price of the Company’s common stock for the first three quarters of the year ended December 31, 2012 was less than the conversion price in effect at the end of the respective periods, no net shares were included in the computation of diluted EPS for such periods, as the impact would have been anti-dilutive. Refer to Note 12, “Long-Term Debt” for a description of the conversion of the 2.25% Notes and 2.25% Warrants that occurred during the three months ended September 30, 2014.
In addition, the Company was required to include the dilutive effect, if applicable, of the net shares issuable under the 3.00% Notes and the 3.00% Warrants (as defined in Note 12). As a result, the number of shares included in the Company’s diluted shares outstanding each period varies based upon the Company’s average adjusted closing common stock price during the applicable period. Although the 3.00% Purchased Options (as defined in Note 12) had the economic benefit of decreasing the dilutive effect of the 3.00% Notes, the Company did not factor this benefit into the diluted common shares outstanding for the diluted earnings calculation since the impact would have been anti-dilutive. The average adjusted closing price of the Company’s common stock, for the first three quarters of 2014 and each of the quarterly periods in the years ended December 31, 2013 and 2012 was more than the conversion price then in effect at the end of such periods. Therefore, the dilutive effect of the 3.00% Notes was included in the computation of diluted EPS for such periods. In addition, the dilutive effect of the 3.00% Warrants was also included in the computation of diluted EPS for the first three quarters of 2014, each quarter of 2013 and the fourth quarter of 2012. The 3.00% Notes and 3.00% Warrants were repurchased during the second and third quarters of 2014. As a result, the dilution is calculated based on the weighted average length of time the 3.00% Notes and 3.00% Warrants were outstanding during the twelve months ended December 31, 2014. Refer to Note 12, “Long-Term Debt” for a description of the repurchase of the 3.00% Notes and 3.00% Warrants that occurred during 2014.